CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
(loss)/profit for the year	€ (273,836)	€ 54,012	€ 78,792
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods (net of tax):
Net gain/(loss) on cash flow hedges	1,942	5,092	(2,216)
Exchange differences on translation of foreign operations	2,353	(2,957)	(3,751)
Net other comprehensive gain/(loss) to be reclassified to profit or loss in subsequent periods	4,295	2,135	(5,967)
Other comprehensive (loss)/income not to be reclassified to profit or loss in subsequent periods (net of tax):
Remeasurement (loss)/income on defined benefit plans	(2,057)	(760)	352
Net other comprehensive (loss)/income not to be reclassified to profit or loss in subsequent periods	(2,057)	(760)	352
Other comprehensive income/(loss) for the year, net of tax	2,238	1,375	(5,615)
Total comprehensive (loss)/income for the year, net of tax	(271,598)	55,387	73,177
Attributable to:
Equity holders of the parent	(273,595)	52,682	71,715
Non-controlling interests	1,997	2,705	1,462
Total comprehensive (loss)/income for the year, net of tax	€ (271,598)	€ 55,387	€ 73,177